MUSIC INVENTORY	12 Months Ended
May 31, 2024
Inventory Disclosure [Abstract]
MUSIC INVENTORY

NOTE 4 - MUSIC INVENTORY

Our Music of Your Life song catalogue is compiled of more than 100,000 titles. Many of these songs include difficult to find older recordings that originated on long play records (LP’s) which date back to the turn of the 20th century. We also have our entire catalogue on several hundred reel-to-reel tapes which preserve the high quality of the originals. We have transferred much of this music to a lossless digital format known as the Waveform Audio File Format (WAV). These WAV files are of a very large size and take up tremendous hard drive space, therefore, we have converted our entire catalogue to the MPEG-1 Audio Layer 3 format (MP3). Advancing software and hardware technology in the music space has reached a pinnacle with a recent lossless format called FLAC, or Free Lossless Audio Codec. This technology offers amazing, CD or WAV quality specifications in a small file size. An effort is underway to convert the entire Music of Your Life catalogue from the original source material to the FLAC format offering our listeners a much-improved experience which cannot be found on any free streaming service today.

The replacement value of our music catalogue is valued at more than $250,000.

Music inventory consisted of the following:

	May 31, 2024	May 31, 2023
Digital music acquired for use in operations – at cost	$22,268	$21,648
Accumulated depreciation	(21,533)	(20,719)
Music inventory – net	$735	$929

The Company purchases digital music from time to time as new music become available for broadcast on our network. During the year ended May 31, 2024 the Company purchased $620 worth of music inventory. For the years ended May 31, 2024 and 2023, depreciation on music inventory was $814 and $1,238, respectively.